Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities [Line Items]
Cost method investments	$ 237,008	$ 237,008
Trading securities, cost		750
Gross Realized Gains (Losses)		(309)
Trading securities,fair value		$ 441
MedoveX common shares and warrants
Marketable Securities [Line Items]
Trading securities, cost	750
Gross Realized Gains (Losses)	(453)
Cost method investments	$ 297